Interest expense and finance costs	3 Months Ended
Mar. 31, 2018
Interest Expense And Finance Costs [Abstract]
Interest expense and finance costs
6.	Interest expense and finance costs

	Three months ended
	Mar 31, 2018	Mar 31, 2017
Interest incurred	5,109,737	4,303,181
Amortization of deferred finance fees	592,254	607,740
	5,701,991	4,910,921